CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	common Stock Class A common shares CNY (¥) shares	common Stock Class B common shares CNY (¥) shares	Treasury Stock CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total JOYY Inc.'s shareholders' equity CNY (¥)	Non controlling interests CNY (¥)	Class A common shares shares	Class B common shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2017	¥ 57	¥ 23		¥ 5,339,844	¥ 62,718	¥ 5,218,110	¥ (9,597)	¥ 10,611,155	¥ 101,704			¥ 10,712,859
Balance (in shares) at Dec. 31, 2017 | shares	945,245,908	317,982,976
Adoption of ASU | Adoption of ASU 2016-01						87,802	(87,802)
Issuance of Huya's common shares for exercised share options	¥ 0	¥ 0		7	0	0	0	7	0			7
Issuance of Huya's common shares for exercised share options (in shares) | shares	154,260	0
Issuance of common shares for vested restricted shares and restricted share units	¥ 0	¥ 0		0	0	0	0	0	0			0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	6,540,680	0
Class B common shares converted to Class A common shares (issued)	¥ 2
Class B common shares converted to Class A common shares (issued) (in shares) | shares	29,800,000
Class B common shares converted to Class A common shares (converted)		¥ (2)
Class B common shares converted to Class A common shares (converted) (in shares) | shares		(29,800,000)
Issuance of common shares in connection with the acquisition of Bigo												0
Share-based compensation	¥ 0	¥ 0		648,025	0	0	0	648,025	0			648,025
Partial disposal of Huya's interests to non-controlling interest shareholders, net of tax				389,358			(529)	388,829	(34,081)			354,748
Appropriation to statutory reserves	0	0		0	39,007	(39,007)	0	0	0			0
Acquisition of subsidiaries with non-controlling interest shareholders	0	0		(13,315)	0	0	0	(13,315)	0			(13,315)
Capital injection in subsidiaries from non-controlling interest shareholders	0	0		0	0	0	0	0	658			658
Conversion of a Huya's preferred shares to ordinary shares upon the completion of its IPO	0	0		4,009,874	0	0	0	4,009,874	2,280,543			6,290,417
Proceed from a Huya's IPO, net of issuance cost				795,073				795,073	412,676			1,207,749
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders						2,209,007		2,209,007	(94,666)			2,114,341
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	0	0		0	0	(73,159)	0	(73,159)	(4,692)			(77,851)
Deemed dividend to Huya's Series A Preferred shareholders						(489,284)		(489,284)	(7,711)			(496,995)
Foreign currency translation adjustments, net of nil tax	0	0		0	0	0	434,080	434,080	202,408			636,488
Balance at Dec. 31, 2018	¥ 59	¥ 21		11,168,866	101,725	6,913,469	336,152	18,520,292	2,856,839			21,377,131
Balance (in shares) at Dec. 31, 2018 | shares	981,740,848	288,182,976								981,740,848	288,182,976
Issuance of Huya's common shares for exercised share options		¥ 0		(18,805)			(1,448)	(20,253)	52,664			32,411
Issuance of common shares for vested restricted shares and restricted share units	¥ 0	¥ 0	¥ 0	0	0	0	0	0	0			0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	6,216,060	0
Issuance of common shares in connection with the acquisition of Bigo	¥ 21	¥ 3		7,704,396				7,704,420				7,704,420
Issuance of common shares in connection with the acquisition of Bigo (in shares) | shares	305,127,046	38,326,579
Net forfeiture of restricted shares		¥ 0
Net forfeiture of restricted shares (in shares) | shares	8,761,450
Share-based compensation	¥ 0	0	0	817,739	0	0	0	817,739	130,409			948,148
Partial disposal of Huya's interests to non-controlling interest shareholders, net of tax	0	0	0	553,081	0	0	(6,391)	546,690	133,938			680,628
Appropriation to statutory reserves	0	0	0	0	48,236	(48,236)	0	0	0			0
Bifurcation of conversion feature of convertible bonds	0	0	0	2,014,966	0	0	0	2,014,966	0			2,014,966
Purchase of caped call options in relation to the conversion features of the convertible bonds		0		(527,473)				(527,473)				(527,473)
Exercise/Settlement of RSU's in subsidiaries		0		(7,746)				(7,746)	3,580			(4,166)
Repurchase of common stock	¥ 0	0	(168,072)	(83,027)	0	0	0	(251,099)	0			(251,099)
Repurchase of common stock (in shares) | shares	(8,682,900)
Deemed contribution from non-controlling interest shareholders	¥ 0	0	0	6,162	0	0	0	6,162	(6,162)			0
Proceed from a Huya's IPO, net of issuance cost		0		293,403			(9,919)	283,484	1,826,582			2,110,066
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders		0				3,445,235		3,445,235	254,794			3,700,029
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		0				(38,346)		(38,346)	(1,669)			(40,015)
Foreign currency translation adjustments, net of nil tax	0	0	0	0	0	0	571,815	571,815	100,905			672,720
Balance at Dec. 31, 2019	¥ 80	¥ 24	(168,072)	21,921,562	149,961	10,272,122	890,209	33,065,886	5,351,880			38,417,766
Balance (in shares) at Dec. 31, 2019 | shares	1,293,162,504	326,509,555								1,293,162,504	326,509,555
Adoption of ASU | Adoption of ASC326						(10,254)		(10,254)	(1,875)			(12,129)
Issuance of Huya's common shares for exercised share options				(248)			(38)	(286)	897			611
Issuance of common shares for vested restricted shares and restricted share units	¥ 1	¥ 0	0	0	0	0	0	1	0			1
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares	12,363,420	0
Net forfeiture of restricted shares (in shares) | shares	(13,886)
Share-based compensation	¥ 0	¥ 0	0	768,135	0	0	0	768,135	92,679			860,814
Appropriation to statutory reserves	0	0	0	0	29,589	(29,589)	0	0	0			0
Repurchase of common stock	¥ (3)	0	(769,966)	84,781	0	0	0	(685,188)	0			(685,188)
Repurchase of common stock (in shares) | shares	(33,165,820)
Repurchase of noncontrolling interest and redeemable noncontrolling interests				8,523				8,523	(22,334)			(13,811)
Deconsolidation of Huya					(64,679)	64,679	(245,903)	(245,903)	(5,537,652)			(5,783,555)
Other Equity Changes From Equity Method Investments				70,313		23,642	(45,182)	48,773				48,773
Dividends declared						(446,283)		(446,283)	(2,251)			(448,534)
Deemed contribution from non-controlling interest shareholders				599				599	(599)
Acquisition of subsidiaries with non-controlling interest shareholders									(33,272)			(33,272)
Capital injection in subsidiaries from non-controlling interest shareholders									10,548			10,548
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	¥ 0	0	0	0	0	9,675,031	0	9,675,031	48,129			9,723,160
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	0	0	0	0	0	(38,474)	0	(38,474)	(1,675)			(40,149)
Foreign currency translation adjustments, net of nil tax							(1,455,118)	(1,455,118)	64,849			(1,390,269)
Balance at Dec. 31, 2020	¥ 78	¥ 24	¥ (938,038)	¥ 22,853,665	¥ 114,871	¥ 19,510,874	¥ (856,032)	¥ 40,685,442	¥ 35,868			¥ 40,721,310	$ 6,240,816
Balance (in shares) at Dec. 31, 2020 | shares	1,272,346,218	326,509,555								1,272,346,218	326,509,555